UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Intermediate High Yield Municipal Bond Fund

Investor Class (PRIHX)

This semi-annual shareholder report contains important information about Intermediate High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate High Yield Municipal Bond Fund - Investor Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$205,227
Number of Portfolio Holdings	611
Table Summary

Portfolio Turnover Rate	7.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.2%
Puerto Rico	8.0
Texas	7.1
Maryland	6.5
Wisconsin	5.4
California	4.9
Georgia	4.7
Alabama	4.6
Pennsylvania	4.5
Other	46.1

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.2%
Education	13.9
Special Tax	9.5
Transportation	9.4
Industrial & Pollution Control	8.0
Housing	7.9
General Obligations - Local	3.1
General Obligations - State	3.0
Water & Sewer	1.8
Other	23.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F100-053 10/26

Intermediate High Yield Municipal Bond Fund

Investor Class (PRIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Intermediate High Yield Municipal Bond Fund

I Class (TFHAX)

This semi-annual shareholder report contains important information about Intermediate High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate High Yield Municipal Bond Fund - I Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$205,227
Number of Portfolio Holdings	611
Table Summary

Portfolio Turnover Rate	7.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.2%
Puerto Rico	8.0
Texas	7.1
Maryland	6.5
Wisconsin	5.4
California	4.9
Georgia	4.7
Alabama	4.6
Pennsylvania	4.5
Other	46.1

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.2%
Education	13.9
Special Tax	9.5
Transportation	9.4
Industrial & Pollution Control	8.0
Housing	7.9
General Obligations - Local	3.1
General Obligations - State	3.0
Water & Sewer	1.8
Other	23.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1087-053 10/26

Intermediate High Yield Municipal Bond Fund

I Class (TFHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate High Yield
Municipal Bond Fund
TFHAX Intermediate High Yield
Municipal Bond Fund–
.
I Class
(Formerly T. Rowe Price Intermediate Tax-
Free High Yield Fund)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10 .13 $ 9 .87 $ 9 .70 $ 9 .52 $ 10 .44 $ 10 .57
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .39 0 .36 0 .33 0 .32 0 .28
Net realized and
unrealized gain/
loss ( 0 .25 ) 0 .25 0 .16 0 .17 ( 0 .92 ) ( 0 .12 )
Total from
investment
activities ( 0 .05 ) 0 .64 0 .52 0 .50 ( 0 .60 ) 0 .16
Distributions
Net investment
income ( 0 .20 ) ( 0 .38 ) ( 0 .35 ) ( 0 .32 ) ( 0 .31 ) ( 0 .28 )
Net realized gain — — — — ( 0 .01 ) ( 0 .01 )
Total distributions ( 0 .20 ) ( 0 .38 ) ( 0 .35 ) ( 0 .32 ) ( 0 .32 ) ( 0 .29 )
NET ASSET
VALUE
End of period $ 9 .88 $ 10 .13 $ 9 .87 $ 9 .70 $ 9 .52 $ 10 .44

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .54 ) % 6 .62% 5 .49% 5 .39% ( 5 .69 ) % 1 .41%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .75%
(4)
0 .81% 0 .91% 1 .00% 1 .03% 0 .97%
Net expenses
after waivers/
payments by
Price Associates 0 .47%
(4)
0 .47% 0 .48% 0 .48% 0 .45% 0 .54%
Net investment
income 4 .05%
(4)
3 .96% 3 .67% 3 .45% 3 .28% 2 .61%
Portfolio turnover
rate 7 .4% 11 .4% 19 .9% 12 .1% 20 .3% 15 .6%
Net assets, end
of period (in
thousands) $107,891 $94,824 $41,192 $29,456 $19,497 $30,733
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10 .12 $ 9 .86 $ 9 .70 $ 9 .51 $ 10 .44 $ 10 .57
Investment
activities
Net investment
income
(1)(2)
0 .21 0 .39 0 .36 0 .33 0 .32 0 .29
Net realized and
unrealized gain/
loss ( 0 .25 ) 0 .25 0 .16 0 .19 ( 0 .92 ) ( 0 .13 )
Total from
investment
activities ( 0 .04 ) 0 .64 0 .52 0 .52 ( 0 .60 ) 0 .16
Distributions
Net investment
income ( 0 .20 ) ( 0 .38 ) ( 0 .36 ) ( 0 .33 ) ( 0 .32 ) ( 0 .28 )
Net realized gain — — — — ( 0 .01 ) ( 0 .01 )
Total distributions ( 0 .20 ) ( 0 .38 ) ( 0 .36 ) ( 0 .33 ) ( 0 .33 ) ( 0 .29 )
NET ASSET
VALUE
End of period $ 9 .88 $ 10 .12 $ 9 .86 $ 9 .70 $ 9 .51 $ 10 .44

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .42 ) % 6 .67% 5 .43% 5 .55% ( 5 .75 ) % 1 .46%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .61%
(4)
0 .65% 0 .73% 0 .80% 0 .85% 0 .88%
Net expenses
after waivers/
payments by
Price Associates 0 .42%
(4)
0 .42% 0 .43% 0 .44% 0 .41% 0 .47%
Net investment
income 4 .10%
(4)
3 .99% 3 .71% 3 .48% 3 .33% 2 .68%
Portfolio turnover
rate 7 .4% 11 .4% 19 .9% 12 .1% 20 .3% 15 .6%
Net assets, end
of period (in
thousands) $97,336 $89,454 $69,894 $62,815 $56,420 $37,604
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 43 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.9%
ALABAMA  4.6%
Alabama State Univ., 5.50%, 9/1/45 (4) 100 107
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 200 197
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  680 705
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 432
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  175 185
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 106
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 208
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 156
Black Belt Energy Gas Dist., Series H-2, 5.00%, 12/1/31  1,000 1,041
Black Belt Energy Gas Dist., Gas Project, Series C, 5.25%,
6/1/36  1,000 1,058
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33  500 520
Black Belt Energy Gas Dist., Gas Project, Series E, VRDN,
5.00%, 12/1/55 (Tender 5/1/35)  250 261
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  350 364
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  300 309
Black Belt Energy Gas Dist., Gas Project, Series G, 5.00%,
6/1/31  750 785
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  400 420
Energy Southeast A Cooperative Dist., Series B, 5.00%, 11/1/33  260 273
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  285 249
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 1/1/60  62 3
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  790 809
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 373

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 513
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 460 464
9,538
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  25 24
24
ARIZONA  2.5%
Arizona IDA, Series A, 4.00%, 7/15/27 (5) 120 120
Arizona IDA, Series A, 4.00%, 7/15/30 (5) 630 619
Arizona IDA, Series A, 4.00%, 7/15/33 (5) 100 97
Arizona IDA, Series A, 4.00%, 7/15/34 (5) 100 96
Arizona IDA, Series A, 4.00%, 7/15/35 (5) 250 234
Arizona IDA, Series A, 4.00%, 7/15/41 (5) 265 222
Arizona IDA, Series A, VRDN, 4.875%, 7/1/60 (Tender
7/1/35) (5) 500 512
Arizona IDA, Academics of Math & Science Project, Series A,
5.00%, 7/1/36 (5) 315 320
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (5) 200 171
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (5) 800 782
Arizona IDA, San Tan Charter School Project, 6.625%,
2/1/45 (5) 350 354
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (6) 375 377
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (6) 325 328
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 102
Salt Verde Financial, 5.00%, 12/1/37  430 437
Salt Verde Financial, 5.25%, 12/1/26  100 100
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (5) 100 88
Tempe IDA, Friendship Village, Series A, 4.375%, 12/1/36  100 99
5,058
ARKANSAS  0.2%
Arkansas DFA, U.S. Steel, Series B, VRDN, 4.25%, 9/1/46
(Tender 3/3/36) (5)(6) 375 369
369

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA  4.9%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(6) 250 238
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 749
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 161
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E, 5.00%, 7/1/35  1,000 1,072
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (5)(7) 110 2
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  123 126
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (5) 250 252
California Municipal Fin. Auth., Series 2026-1, Class A-1,
4.05%, 7/20/41  100 94
California Municipal Fin. Auth., Series 2026-2, Class A-2,
4.50%, 3/20/48 (Tender 7/1/36)  135 132
California Municipal Fin. Auth., Series A, 4.375%, 7/1/35  500 487
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (5) 300 299
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (5) 200 203
California Municipal Fin. Auth., Clay Lacy Aviation Fac. John
Wayne Airport, 5.00%, 1/1/41 (5)(6) 300 305
California Municipal Fin. Auth., Gateways Hospital & Mental
Health Centers, Series A, 5.00%, 9/1/41  100 99
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (5) 400 399
California Municipal Fin. Auth., SAC Health System, 5.50%,
9/1/46  750 782
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (5) 250 240
California PFA, The Marisol, Series A, VRDN, 5.10%, 4/1/66
(Tender 4/1/33) (5) 1,000 997
California School Fin. Auth., Classical Academies Oceanside
Project, Series A, 5.00%, 10/1/32 (5) 200 206
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (5) 465 466
California Statewide CDA, Series C-2, 4.00%, 9/2/35  100 97
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 350
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  205 205
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (5) 250 250

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Maison 613 Project, Series A,
5.85%, 9/2/45 (5) 200 202
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 98
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  230 232
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (5) 1,000 777
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 252
Southern California Public Power Auth., Clean Energy,
Series A, 5.00%, 11/1/33  150 158
10,050
COLORADO  2.4%
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
Charter Schools, Series A, 4.75%, 4/1/36 (5) 500 486
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (5) 500 484
Colorado Ed. & Cultural Fac. Auth., Senior Lien, Series A-1,
6.50%, 2/1/45 (5) 250 259
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 101
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (5) 450 384
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (6) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  840 841
Green Valley Ranch East Metropolitan Dist. No. 9, Series A,
GO, STEP, 0.00%, 12/1/55  500 413
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.00%, 12/1/35  500 502
Prairie Point Community Auth. Board Special Improvement Dist.
No. 1, 5.375%, 12/1/40  250 250
Public Auth. for Colorado Energy, 6.25%, 11/15/28  200 207
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 470
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 327
4,874
CONNECTICUT  1.0%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 235
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 457
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 556
Connecticut HEFA, Masonicare , Series F, 5.00%, 7/1/27  350 350
Connecticut HEFA, Masonicare , Series F, 5.00%, 7/1/37  150 150
Hamden Town, Whitney Center, 5.00%, 1/1/30  115 117

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Hamden Town, Whitney Center, 5.00%, 1/1/50  150 132
1,997
DELAWARE  1.4%
Delaware Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 5.75%, 7/1/45 (5) 250 252
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, 4.00%, 6/1/42  250 207
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 183
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 100
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 235
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 140
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  1,000 1,024
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/30  380 383
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 251
2,775
DISTRICT OF COLUMBIA  0.4%
Dist. of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  70 70
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  325 328
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  200 201
Dist. of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 267
866
FLORIDA  8.2%
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 4.375%, 5/1/35  315 306
Big Cypress Stewardship Dist., Assessment Area One, 4.00%,
5/1/31  500 485
Buckhead Trails II Community Dev. Dist., Series 2026, 4.125%,
5/1/33  300 293
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 200
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 130

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (5) 500 431
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (5) 85 84
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (5) 150 128
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 4.75%, 7/1/40 (5) 250 240
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (5) 250 259
Capital Trust Auth., The Marie Selby Botanical Gardens, 4.50%,
6/15/33 (5) 1,250 1,249
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (2)(7) 225 180
Coastal Ridge Community Dev. Dist., 5.75%, 5/1/45  250 254
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 254
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  50 50
East Nassau Stewardship Dist., Series 2025, 6.00%, 5/1/45  150 153
Edgewater West Community Dev. Dist., Master Infrastructure,
6.00%, 5/1/41  250 245
Firelight Community Dev. Dist., Series A, 5.90%, 5/1/45  100 101
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 250 250
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  175 175
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/38  500 484
Florida Dev. Fin., Renaissance Charter School Project,
Series A, 6.00%, 6/15/45 (5) 250 259
Florida Dev. Fin., Tampa General Hosp. Project, Series A,
5.00%, 8/1/44  250 257
Florida Dev. Fin., Waste Pro USA Inc. Project, VRDN, 4.35%,
4/1/37 (Tender 4/2/31) (6) 500 496
Florida Dev. Fin., Waste Pro USA Inc., Project, 4.50%,
7/1/32 (5)(6) 475 473
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.625%, 11/15/45 (5) 500 533
Florida Local Gov't. Fin. Commission, The Sanctuary at Village
On The Isle Project, Series A, BAN, 11.00%, 12/22/30 (5) 250 268
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (6) 100 101
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 253
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  230 232

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (5) 90 91
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (5) 160 160
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  210 215
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  100 99
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  255 256
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 126
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 128
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 100
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 5.80%, 5/1/45  100 105
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 151
Lee County Airport, 5.25%, 10/1/42 (6) 500 520
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 250
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  195 197
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  160 161
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  170 172
Miami-Dade County IDA, Mater Academy Projects, 5.00%,
6/15/36  200 207
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (5) 200 204
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  190 191
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 238
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 349
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,155 1,026
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  140 142
Poitras East Community Dev. Dist., 5.85%, 5/1/45  265 269
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (5) 100 98
Radiance Community Dev. Dist., Assessment Area One, 6.20%,
5/1/45 (5) 100 102
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 247
Seminole County IDA, Series A, 4.00%, 6/15/36 (5) 315 291
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (5) 185 186

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  190 192
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (5) 250 250
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (5) 110 112
Village Community Dev. Dist. No. 16, 4.875%, 5/1/45  1,000 981
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  175 176
16,815
GEORGIA  4.7%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(7) 200 84
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(7) 200 87
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.00%, 7/1/35 (5) 375 385
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/45 (5) 100 104
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (5) 200 203
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5) 300 285
Atlanta Urban Redev . Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5) 150 129
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Commerce School Dist., GO, 6.00%, 8/1/47  1,000 1,112
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 140
Fulton County Dev. Auth., Wellstar Health System, Series A,
RAC, 5.00%, 4/1/42  555 557
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.00%, 6/1/38  660 660
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 185 178
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 595 613
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 100 101
Main Street Natural Gas, Series A, 5.00%, 5/15/43  1,000 1,000
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 518
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 264
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 133

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  180 188
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 313
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 135 135
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  470 470
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (5)(6) 1,540 1,467
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/40  250 257
9,633
GUAM  0.2%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (6) 255 266
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (6) 100 106
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 129
501
ILLINOIS  3.7%
Chicago, Series A, GO, 5.00%, 1/1/27  145 146
Chicago, Series A, GO, 5.00%, 1/1/27 (8) 55 55
Chicago, Series A, GO, 5.00%, 1/1/34  500 510
Chicago Board of Ed., Series B, GO, 5.00%, 12/1/33  500 500
Illinois, GO, 5.00%, 11/1/37  1,000 1,001
Illinois, Series A, GO, 5.50%, 3/1/42  500 524
Illinois, Series E, GO, 5.00%, 9/1/41  500 514
Illinois Fin. Auth., 5.00%, 10/1/35 (5) 300 299
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  150 150
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  300 280
Illinois Fin. Auth., Bradley University Project, 5.00%, 8/1/36  800 829
Illinois Fin. Auth., Goodman Theatre Project, Series A, 5.125%,
10/1/35 (5) 250 253
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (5) 200 205
Illinois Fin. Auth., OSF Healthcare System, Series A, 4.125%,
11/15/37  350 336
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 142
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 147
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/35  115 116
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/36  150 150
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/41  150 146
Illinois Fin. Auth., Plymouth Place, Series A, 6.25%, 5/15/37  150 159
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 254

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 590
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (9) 100 85
Schaumburg Cook & DuPage Counties, North Schaumburg
Redeveloment Project, 6.125%, 12/30/38 (5) 125 125
7,516
INDIANA  0.9%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 175 173
Indiana DFA, Waste Management Inc., Project, VRDN, 4.60%,
10/1/31 (Tender 10/1/26) (6) 215 215
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 261
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 435
Indiana Fin. Auth., Ohio Valley Electric, Series B, PCR, 2.50%,
11/1/30  90 86
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 222
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 261
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 100 102
1,755
IOWA  0.2%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  500 507
507
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (5) 200 209
209
KENTUCKY  1.5%
Kentucky Bond Dev., Centre College, 3.00%, 6/1/41  1,345 988
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 521
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 219
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  400 400
Kentucky Public Energy Auth., Series B, 5.00%, 12/1/33  500 508
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 313

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 202
3,151
LOUISIANA  0.6%
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 367
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 302
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 300 325
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 150 162
1,156
MAINE  0.3%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (5)(6) 100 102
Fin. Auth. of Maine, Casella Waste Systems, Series R-3,
5.00%, 8/1/35 (5)(6) 500 520
622
MARYLAND  6.5%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 130
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 303
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 257
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 101
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 251
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (5) 285 271
Frederick County, Mount Saint Mary's Univ., 5.00%, 9/1/39 (5) 500 475
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (5) 500 486
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (5) 200 183
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/37  250 254
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 284
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 99
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 96
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  250 226
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 540 540

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (5) 250 264
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  315 305
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (6) 1,150 1,151
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 415 416
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 166
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 251
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 545
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 256
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 204
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (4) 155 155
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  175 175
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 150
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,529
Maryland HHEFA, Edenwald Issue, 5.25%, 1/1/37  250 250
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (5) 100 101
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.90%, 6/1/48  100 100
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  100 102
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/34 (10) 1,000 1,059
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (5) 440 451
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  200 189
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  220 200
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 242
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 100
Town of Chestertown, Washington College Project, 6.25%,
3/1/45  200 203
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 247

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  335 335
13,404
MASSACHUSETTS  1.3%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (5) 395 394
Massachusetts Dev. Fin. Agency, Middlesex Sustainable
Energy Partners, Series A, 5.50%, 10/1/39  1,000 1,073
Massachusetts Dev. Fin. Agency, Pike Student Housing Project,
Series A, 5.25%, 7/1/41 (5) 250 255
Massachusetts Dev. Fin. Agency, Umass Boston Student
Housing Project, 5.00%, 10/1/41  1,000 1,000
2,722
MICHIGAN  1.6%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 250
Detroit, GO, 5.00%, 4/1/37  500 507
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 355
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 5.00%, 8/15/36 (5) 250 249
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  85 85
Michigan Fin. Auth., 2007 Sold Tobacco Receipts, Series A,
Class 1, 4.00%, 6/1/38  500 497
Michigan Fin. Auth., Henry Ford Health System, 4.00%,
11/15/35  220 217
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 273
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (6) 400 400
Michigan Strategic Fund, Bedrock Detroit - Transformational
Brownfield Plan Project, 4.25%, 10/1/36 (5) 400 399
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
3,245
MINNESOTA  0.3%
Apple Valley, Senior Housing, Series A, 5.375%, 9/1/45  100 102
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (5) 100 100
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  75 80
Saint Paul Redev . & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 180
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group, 5.625%, 11/1/45  100 102
564

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
MISSOURI  1.3%
HEFA of Missouri, Bethesda Health Group, 4.25%, 8/1/35  400 389
Lees Summit IDA, John Knox Village, Series B-1, 4.00%,
8/15/48  500 497
Phelps County, 5.75%, 12/1/45  175 184
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  680 657
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  500 468
Saint Louis Land Clearance for Redev . Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 151
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (5) 350 351
2,697
MONTANA  0.2%
Montana Fac. Fin. Auth., St. John’s United Project, Series A,
5.25%, 11/15/36  500 510
510
NEVADA  0.5%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 254
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 100
Reno, Retrac -Reno Transportation, Series C, Zero Coupon,
7/1/58 (5) 2,500 396
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (6) 100 106
Sparks Tourism Improvement Dist. No. 1, 3.875%, 6/15/28  260 260
1,116
NEW HAMPSHIRE  3.2%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  165 161
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  646 612
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43
(Tender 3/1/36)  659 636
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  394 394
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  144 136
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/20/41 ( Prerefunded 7/20/41) (11) 243 235
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  792 741
New Hampshire Business Fin. Auth., Series 2024-4, Class A,
VR, 4.182%, 11/20/39  246 232
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.166%, 1/20/41  99 92
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 100 80

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Bridgeland Muds Project,
6.125%, 12/15/33 (5) 500 499
New Hampshire Business Fin. Auth., LGI Homes Project, Zero
Coupon, 12/15/41  600 222
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (5) 172 170
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (5) 155 100
New Hampshire Business Fin. Auth., The Woodlands Hills
Utility District 128A and 129, 5.875%, 12/15/36 (5) 750 750
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (5) 250 144
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (5) 475 474
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 750 751
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 100
6,529
NEW JERSEY  3.6%
New Jersey, GO, 2.00%, 6/1/37  250 190
New Jersey Economic Dev. Auth., Lions Gate Project, 4.875%,
1/1/29  225 225
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  520 520
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (6) 400 403
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (6) 125 124
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 300 315
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  500 508
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  1,410 1,477
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (12) 250 139
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  225 227
Tobacco Settlement Fin., Series A, 5.00%, 6/1/46  1,500 1,461
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  1,950 1,883
7,472
NEW YORK  4.2%
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (5) 300 308

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/30  100 99
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  300 280
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (5) 200 195
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (5) 155 156
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (2)(5) 100 93
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 100 91
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (5) 700 642
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 237
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (5) 300 300
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  150 122
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 75
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 176
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 518 —
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 ( Prerefunded 12/15/31) (11) 500 512
New York City Municipal Water Fin. Auth., Water & Sewer
System, 4.00%, 6/15/42  1,000 926
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (5) 400 401
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (5) 200 200
New York State Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/32 (5) 250 244
New York State Dormitory Auth., St. Joseph's College, 5.00%,
7/1/27  150 150
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (5)(6) 250 261
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 850 848
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (6) 495 498
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (6) 75 78

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (6) 500 538
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (6) 500 523
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (6) 250 233
Southold Local Dev., Peconic Landing at Southold, Inc., 3.50%,
12/1/30  100 99
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (4) 200 215
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (5) 100 98
8,598
NORTH CAROLINA  1.4%
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 295
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  500 461
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  570 526
North Carolina Medical Care Commission, Deerfield Episcopal
Retirement Community Project, Series A, 5.25%, 11/1/46  400 406
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 101
North Carolina Medical Care Commission, Lutheran Services
for the Aging, 4.00%, 3/1/41  350 326
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 103
North Carolina Medical Care Commission, Salemtowne , 5.25%,
10/1/37  675 675
2,893
NORTH DAKOTA  0.2%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (4) 250 259
Horace, Series C, GO, 4.50%, 5/1/39  100 97
356
OHIO  3.4%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,690 1,290
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 253
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.50%, 12/1/43  350 354
Cuyahoga County, MetroHealth System, 5.00%, 2/15/37  220 220
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  500 490

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (5) 250 261
Muskingum County, Genesis HealthCare System Obligated
Group Project, 5.00%, 2/15/48  150 138
Norwood, Rookwood Exchange Project, 4.375%, 12/1/30  160 161
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  240 238
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (5)(6) 100 100
Ohio Housing Fin. Agency, Ashford at the Enclave Project,
6.50%, 1/1/45 (5) 150 154
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  100 101
Ohio Housing Fin. Agency, Green Oaks of Grove City Project,
Series A, 6.125%, 1/1/46 (5) 250 252
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (5) 300 305
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 260 258
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (5) 750 771
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (5) 250 252
Ohio, University Hospitals Health System, Series B, VRDN,
3.00%, 1/15/46  170 170
Port of Greater Cincinnati Dev. Auth., Senior Lien Convention
Center, 4.75%, 3/1/36 (5) 500 492
Portage County Port Auth., Bio-Med Science Academy Stem
School Project, 5.75%, 12/1/46  300 307
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  330 343
6,910
OKLAHOMA  0.4%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (5) 250 251
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 75
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 510
837
OREGON  0.3%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  175 177
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 4.625%, 6/15/35 (5) 265 267

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 5.50%, 6/15/45 (5) 100 101
545
PENNSYLVANIA  4.5%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (5) 100 101
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 100 100
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (5) 500 509
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 325 327
Berks County Municipal Auth., Tower Health Project,
Series A-2A, 6.00%, 6/30/34  1,508 1,579
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  421 319
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  500 467
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (5) 65 65
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (5) 175 165
Doylestown Hosp. Auth., 5.00%, 7/1/31 (5) 235 246
Lancaster County Hosp. Auth., Brethren Village Project, 4.75%,
7/1/37  1,290 1,230
Lancaster County Hosp. Auth., Brethren Village Project, 5.00%,
7/1/41  130 121
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 136
Lycoming County Auth., Aicup Financing Program - Lycoming
College Project, 5.50%, 11/1/41  500 507
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 254
Pennsylvania Economic DFA, 5.00%, 12/31/38 (6) 250 250
Pennsylvania Economic DFA, 5.25%, 6/30/35 (6) 500 537
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 250 268
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 250
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.321%, 7/1/39 (4) 125 119
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53 (6) 199 210
Pennsylvania Housing Fin. Agency, Series 149A, 4.625%,
4/1/37  500 510

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 313
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (5) 145 147
Philadelphia IDA, Univ. of the Science, 4.00%, 11/1/37  95 87
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (6) 390 392
9,209
PUERTO RICO  8.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 455 324
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,800 1,305
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,123 730
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (5) 425 399
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 1,020 1,079
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 1,250 1,302
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 168
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 88
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  421 428
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 394
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (2)(7) 750 555
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (2)(7) 25 18
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (2)(7) 100 74
Puerto Rico Electric Power Auth., Series CCC, 4.375%,
7/1/22 (2)(7) 50 37
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(7) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (2)(7) 290 215
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(7) 20 15

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (5) 250 184
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (4) 130 130
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (2)
(7) 135 100
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)
(7) 215 159
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(7) 120 89
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(7) 15 11
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/18 (2)(7) 25 19
Puerto Rico Electric Power Auth., Series UU, FRN, 67% of (3M
TSFR) + 0.70%, 3.953%, 7/1/31 (2)(7) 500 370
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(7) 100 74
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/17 (2)
(7) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(7) 245 181
Puerto Rico Electric Power Auth., Series XX-RSA-1, 4.625%,
7/1/25 (2)(7) 60 44
Puerto Rico Electric Power Auth., Series ZZ, 4.10%, 7/1/19 (2)
(7) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 4.25%, 7/1/18 (2)
(7) 30 22
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,096
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 431
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 358
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,863 2,799
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  352 344
Puerto Rico Sales Tax Fin., Restructured Cofina , Series A-2,
4.329%, 7/1/40  2,416 2,362
16,431
SOUTH CAROLINA  1.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  668 486
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  46 29
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 21
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 216

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 88
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  150 147
South Carolina Jobs-Economic Dev. Auth., Gray Collegiate
Academy Project, 5.00%, 7/1/36 (5) 500 491
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.00%, 8/15/45 (5) 300 311
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  1,000 1,011
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.00%, 12/1/35  500 512
South Carolina Jobs-Economic Dev. Auth., Woodlands at
Furman, 4.00%, 11/15/32  200 198
3,510
SOUTH DAKOTA  0.2%
Lincoln County, Augustana University Association Project,
5.25%, 8/1/39  500 503
503
TENNESSEE  1.0%
Chattanooga Health Ed. & Housing Fac. Board, CDFI, 5.00%,
10/1/32  195 195
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 450 413
Knoxville Ind. Dev. Board, Maplehurst Park Apartments Project,
4.25%, 11/1/30 (5) 500 495
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (2) 165 160
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (2) 100 75
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (5) 100 101
Tennergy , Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  680 708
2,147
TEXAS  7.1%
Arlington Higher Ed. Fin., 5.625%, 6/15/45 (5) 200 202
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 251
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 541
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  300 300
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 336

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Brooks Dev. Auth., 5.125%, 8/15/36 (5) 350 346
Brooks Dev. Auth., Senior Lien, Series B, VRDN, 5.00%,
8/15/47 (Tender 8/15/32) (5) 350 365
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (5) 325 321
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (5) 350 262
Denton County, Public Improvement, 5.00%, 12/31/35 (5) 250 253
Houston Airport System, United Airlines, 5.50%, 7/15/35 (6) 200 212
Houston Airport System, United Airlines, Series A, 5.50%,
7/1/45 (6) 1,000 1,064
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (6) 500 528
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/39 (6) 500 521
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (5) 172 171
Lavon, Trails of Lavon Public Improvement Dist. Project, 5.75%,
9/15/45 (5) 100 103
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6) 140 140
Lowry Crossing, Simpson Road Public Improvement Dist.
Project, 5.75%, 9/15/45 (5) 250 256
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (5)(6)(10) 425 436
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (6) 300 308
Mission Economic Dev., Natgasoline , VRDN, 4.75%, 8/1/46
(Tender 8/1/36) (6) 500 503
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31 ( Prerefunded 10/1/26) (5)(6)(11) 960 961
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 500
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
5.25%, 1/1/40  325 333
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  150 156
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  90 90
North East Texas Regional Mobility Auth., Subordinate Lien,
Series B, 5.25%, 1/1/46  300 307
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 1,000 783
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 620 562
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (5)(6) 250 237

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (5) 100 101
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  255 224
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 533
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 313
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/36  1,000 1,039
Texas Private Activity Bond Surface Transportation, Senior
Lien, 5.50%, 6/30/43 (6) 875 906
14,564
UTAH  1.1%
Downtown Daybreak Public Infrastructure Dist. No. 1, 5.00%,
3/1/41 (5) 1,000 991
Downtown Revitalization Public Infrastructure Dist., Seg
Redevelopment Project, Series C, 5.00%, 7/15/35 (5) 195 195
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (5) 500 510
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 489
2,185
VIRGIN ISLANDS  0.2%
Virgin Islands Hotel Dev. Fin., Frenchman's Reef Hotel
Acquisition Project, Series A-1, 5.00%, 2/1/38  340 328
328
VIRGINIA  3.1%
Arlington County IDA, Barcroft-Charlie 2 & Barcroft-Bravo 5,
VRDN, 3.10%, 12/1/55 (Tender 2/1/27)  100 100
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.00%, 7/1/36  150 155
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.25%, 7/1/41  205 206
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (5) 255 258
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  265 267
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/45  300 314
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  50 50
Norfolk Redev . & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/34  100 101
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 170
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 100 91

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 205 184
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 475 413
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (6) 120 127
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (6) 695 726
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
4.00%, 7/1/39 (6) 1,160 1,096
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (6) 525 525
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (6) 500 473
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (6) 750 698
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/40 (6) 390 395
6,349
WASHINGTON  1.0%
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 306
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  680 647
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  728 667
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.222%, 3/1/50  221 209
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (5) 245 250
2,079
WEST VIRGINIA  0.4%
Monongalia County, Series A, 5.00%, 6/1/33 (5) 495 513
West Virginia Economic Dev. Auth., Commercial Metals
Company Project, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (6) 250 254
767
WISCONSIN  5.4%
PFA, Campus Real Estate Holding Corporation Project,
Series A, 5.00%, 6/1/30  150 154
PFA, Cherokee Classical Academy Project, Series A, 6.00%,
6/15/35 (5) 100 102
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (5) 100 99
PFA, Cornerstone Charter Academy Project, 5.30%, 2/1/46 (5) 300 292

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 42 41
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 1,000 1,094
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 362
PFA, KSU Bixby Real Estate Foundation, Series B, 5.25%,
6/15/35  100 107
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  100 104
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (5) 100 100
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/45 (5) 100 103
PFA, Mater Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (5) 1,035 1,049
PFA, Million Air Three General Aviation Fac. Project, Series A,
5.50%, 9/1/30 (5)(6) 200 205
PFA, Million Air Two General Aviation Fac. Project, Series A,
5.00%, 6/1/36 (5)(6) 250 251
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (5) 119 119
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 254
PFA, Pinecrest Academy of Nevada—Pinecrest Academy
Springs Campus Project, Series A, 4.00%, 7/15/33 (5) 250 247
PFA, Revolution Academy, 5.00%, 10/1/36 (5) 500 502
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (5) 200 197
PFA, Sky Harbour Capital III Aviation Fac. Project, VRDN,
6.00%, 7/1/60 (Tender 1/1/31) (5)(6) 1,250 1,272
PFA, Southminster , 4.25%, 10/1/38 (5) 205 195
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 301
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 258
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (5) 1,000 1,019
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 500 498
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (5) 250 257
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (5) 250 238
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (5) 475 498
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (5) 55 54
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6) 445 424
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 233
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (5) 100 98
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (5) 190 193

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (5)(8) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (5) 100 99
11,035
Total Municipal Securities (Cost $205,595) 204,921
Total Investments in Securities
99.9% of Net Assets
(Cost $205,595) $ 204,921
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(4) Insured by Assured Guaranty Incorporated
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $59,729 and represents 29.1% of net assets.
(6) Interest subject to alternative minimum tax.
(7) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
(11) Prerefunded date is used in determining portfolio maturity.
(12) Insured by Build America Mutual Assurance Company
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $205,595) $ 204,921
Interest receivable 2,279
Receivable for shares sold 70
Cash 68
Due from affiliates 16
Other assets 52
Total assets 207,406
Liabilities
Payable for investment securities purchased 1,502
Payable for shares redeemed 441
Investment management fees payable 62
Other liabilities 174
Total liabilities 2,179
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 205,227
Net Assets Consist of:
Total distributable earnings (loss) $ (975)
Paid-in capital applicable to 20,772,749 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 206,202
NET ASSETS $ 205,227
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $107,891; Shares outstanding: 10,917,840) $ 9.88
I Class
(Net assets: $97,336; Shares outstanding: 9,854,909) $ 9.88

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 4,495
Expenses
Investment management 351
Shareholder servicing
Investor Class $ 86
I Class 10 96
Prospectus and shareholder reports
Investor Class 3
I Class 2 5
Custody and accounting 103
Registration 43
Proxy and annual meeting 39
Legal and audit 31
Interest 10
Miscellaneous 8
Waived / paid by Price Associates (238)
Total expenses 448
Net investment income 4,047
Realized and Unrealized Gain / Loss –
Net realized gain on securities 47
Change in net unrealized gain / loss on securities (5,020)
Net realized and unrealized gain / loss (4,973)
DECREASE IN NET ASSETS FROM OPERATIONS $ (926)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,047 $ 5,359
Net realized gain (loss) 47 (502)
Change in net unrealized gain / loss (5,020) 4,801
Increase (decrease) in net assets from operations (926) 9,658
Distributions to shareholders
Net earnings
Investor Class (2,022) (2,252)
I Class (1,887) (2,951)
Decrease in net assets from distributions (3,909) (5,203)
Capital share transactions
*
Shares sold
Investor Class 40,019 71,738
I Class 16,500 32,370
Distributions reinvested
Investor Class 1,995 2,224
I Class 1,412 2,148
Shares redeemed
Investor Class (26,441) (22,501)
I Class (7,701) (17,242)
Increase in net assets from capital share
transactions 25,784 68,737
Net Assets
Increase during period 20,949 73,192
Beginning of period 184,278 111,086
End of period $ 205,227 $ 184,278
*Share information (000s)
Shares sold
Investor Class 4,005 7,252
I Class 1,650 3,287
Distributions reinvested
Investor Class 201 225
I Class 142 218
Shares redeemed
Investor Class (2,649) (2,290)
I Class (773) (1,756)
Increase in shares outstanding 2,576 6,936

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act). The
Intermediate High Yield Municipal Bond Fund (the fund), formerly the T. Rowe
Price Intermediate Tax-Free High Yield Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes.
The fund has two classes of shares: the Intermediate High Yield Municipal
Bond Fund (Investor Class) and the Intermediate High Yield Municipal Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ — $ — $ —
Municipal Securities — 204,921 — 204,921
Total $ — $ 204,921 $ — $ 204,921

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $44,699,000 and
$14,383,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$1,467,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $205,595,000. Net unrealized loss aggregated
$674,000 at period-end, of which $2,629,000 related to appreciated investments and $3,303,000 related to depreciated investments.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,090,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $64,000 for
Price Associates and $24,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(148) $(90)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At August 31, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Intermediate High Yield Municipal Bond Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026